Acquisitions - Optimal - Identifiable assets acquired and liabilities assumed (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2020 USD ($) shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	May 31, 2020 CNY (¥) shares
Ordinary Shares - Class A
Business acquisition
Acquisition, Share Price | shares		42,865,515	40,996,215
Advertising contract
Business acquisition
Useful life (in years)		30 years
Optimal
Business acquisition
Equity interest (as a percent)	80.00%		20.00%	80.00%
Cash	$ 3,001
Intangible assets	53,287
Other liabilities	(3,030)
Deferred tax liabilities	(13,322)
Non-controlling interests	(7,987)
Total identifiable net assets (deficits) acquired	31,949
Optimal | Ordinary Shares - Class A
Business acquisition
Fair value of cash consideration transferred	$ 31,949
Acquisition, Share Price | shares	3,589,744			3,589,744
Optimal | Advertising contract
Business acquisition
Intangible asset estimated useful life	30 years
Payment obligations on annual license fee	$ 5			¥ 30
Useful life (in years)	30 years